Annual Operating Expenses - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2024
Fidelity Advisor Dividend Growth Fund - Class A
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.99%
Fidelity Advisor Dividend Growth Fund - Class C
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual operating expenses	1.77%
Fidelity Advisor Dividend Growth Fund - Class M
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.24%	[3]
Fidelity Advisor Dividend Growth Fund - Class I
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.76%
Fidelity Advisor Dividend Growth Fund - Class Z
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.61%

[1]	AThe management fee is comprised of a basic fee of 0.52% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.
[3]	CDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.